Share Capital	12 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
SHARE CAPITAL
19.	SHARE CAPITAL

(a)	Authorized

Authorized share capital consists of an unlimited number of common shares without par value. All issued shares are fully paid. No dividends have been paid or declared by the Company since inception.

(b)	Issued

During the years ended December 31, 2025 and 2024, the Company issued shares resulting from the following transactions:

2025 Transactions

i.	On October 8, 2025, the Company issued 6,600,000 common shares, at a price of C$19.00 per share, resulting from the closing of the October 2025 Offering for a total amount of $89,879,588 (C$125,400,000). Common share issue costs of $4,496,380 (C$6,276,834) were cash based and were recognized as a reduction in share capital.

ii.	On October 8, 2025, the Company issued 789,473 common shares, at a price of C$19.00 per share, resulting from the closing of the October 2025 – Private Placement for a total of $10,751,137 (C$14,999,987).

iii.	On March 20, 2025, the Company issued 4,741,984 common shares, at a price of C$11.00 per share, resulting from the closing of the March 2025 – Private Placement for a total of $36,357,305 (C$52,161,824). Common share issue costs of $172,887 were cash based and were recognized as a reduction in share capital.

iv.	The Company issued 554,333 common shares resulting from the exercise of stock options (See Note 21).

v.	The Company issued 2,250,000 common shares resulting from the exercise of warrants (See Note 12(b)).

2024 Transactions

vi.	On March 4, 2024, the Company issued 4,500,000 common shares upon closing of the March 2024 Offering. Proceeds from the March 2024 Offering of $13,925,729 (C$18,900,000) were allocated between Common Shares and Warrants on a pro-rata basis of their fair value within the unit of which $12,732,095 was allocated to Common Shares (See Note 10(b)). Common share issue costs of $702,386 were recognized as a reduction in share capital.

vii.	On October 31, 2024, the Company issued 8,050,000 common shares, at a price of C$5.00 per share, resulting from the closing of the October 2024 Offering for a total of $28,923,541 (C$40,250,000). Common Share issue costs of $2,226,144 were recognized as a reduction in share capital.

viii.	On October 31, 2024, the Company issued 1,226,235 common shares, at a price of C$5.00 per share, resulting from the closing of the October 2024 Private Placement for a total of $4,405,832 (C$6,131,175).

ix.	The Company issued 754,917 common shares resulting from the exercise of stock options (See Note 21).

x.	The Company issued 1,836,150 common shares resulting from the exercise of warrants (See Note 12(a)).